Income Tax Expenses	12 Months Ended
Mar. 31, 2025
Income Tax Expenses [Abstract]
INCOME TAX EXPENSES
25	INCOME TAX EXPENSES

	March 31, 2023	March 31, 2024	March 31, 2025
	USD’000	USD’000	USD’000

Current tax expense based on profit for the financial year	885	705	800

Tax expense is calculated at the rate prevailing in the respective jurisdictions of the Company’s operations.

The numerical reconciliations between the tax expense and the product of accounting profit multiplied by the applicable tax rates of the Company are as follows:

	March 31, 2023	March 31, 2024	March 31, 2025
	USD’000	USD’000	USD’000

Profit before income taxes	5,244	3,989	3,619
Tax at statutory tax rate
Tax effects in respect of :
- Non-deductible expenses	879	671	733
Others	6	34	67
	885	705	800